Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Accrued Expenses And Other Current Liabilities
11.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Accrued outsourcing expenses	328,531	340,048	48,626
Accrued utilities and other expenses	173,205	143,047	20,456
VAT and other tax payable	117,591	129,246	18,482
Accrued transportation and logistic expenses	72,541	71,026	10,157
Other liabilities	75,212	77,244	11,045
Total	767,080	760,611	108,766